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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: /    /     (a)

         or fiscal year ending: 12/31/97       (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                             VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-II

         B. File Number:      811-07800

         C. Telephone Number: (212) 576-7000

2.       A. Street:           51 MADISON AVENUE

         B. City: NEW YORK  C. State: NY   D. Zip Code: 10010     Zip Ext:

         E. Foreign Country:                    Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)     Y
         [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant
            have at the end of the period?                                18



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For period ending 12/31/97

File number 811-07800

UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name: ________________________________________________

         B. [/] File Number (If any): ______________

         C. [/] City: ____________State: ________Zip Code: ________Zip Ext.:____

            [/]Foreign Country: _________________Foreign Postal Code: ________

111.     A. [/] Depositor Name: ________________________________________________

         B. [/] File Number (If any): ________

         C. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country:________________Foreign Postal Code: _________

112.     A. [/] Sponsor Name: __________________________________________________

         B. [/] File Number (If any): ______________

         C. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: _______________Foreign Postal Code: _________

112.     A. [/] Sponsor Name: __________________________________________________

         B. [/] File Number (If any): ______________

         C. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: _______________Foreign Postal Code: _________

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For period ending 12/31/97

File number 811-07800

113.     A. [/] Trustee Name: __________________________________________________

         B. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: __________________Foreign Postal Code:_________

113.     A. [/] Trustee Name: __________________________________________________

         B. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: _______________Foreign Postal Code: _________

114.     A. [/] Principal Underwriter Name: ____________________________________

         B. [/] File Number: 8- ______________

         C. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: _________________Foreign Postal Code: _________

114.     A. [/] Principal Underwriter Name: ____________________________________

         B. [/] File Number: 8- ______________

         C. [/] City:____________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: _________________Foreign Postal Code: _________

115.     A. [/] Independent Public Accountant Name:_____________________________

         B. [/] City: ___________State: ________Zip Code: ________Zip Ext.:_____

            [/] Foreign Country: _______________Foreign Postal Code: _________

115.     A. [/] Independent Public Accountant Name: ____________________________

         B. [/] City: ________State: ________Zip Code: ________Zip Ext.:________

            [/] Foreign Country: ______________Foreign Postal Code: _________

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For period ending 12/31/97

File number 811-07800

116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                             ___
                                                                             Y/N

         B. [/] Identify the family in 10 letters:________________________

                  (NOTE: In filing this form, use this identification
                        consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance company? (Y/N)

            If answer is "Y" (Yes), are any of the following types           ___
             of contracts funded by the                                      Y/N

         Registrant?:

         B. [/] Variable annuity contracts? (Y/N)
                                                                             ___
                                                                             Y/N

         C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                             ___
                                                                             Y/N

         D. [/] Flexible premium variable life contracts? (Y/N)

                                                                             Y/N

         E. [/] Other types of insurance products registered
                under the Securities Act of 1933? (Y/N)                      Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ___________________________________________________________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _________________________________________________________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $ _____________________________________________________

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ____________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ____________________________________________

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For period ending 12/31/97

File number 811-07800

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $ __________________________________________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $ ____________________________


125. [/]State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ _________________


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                Number of     Total Assets     Total Income
                                                 Series        ($000's         Distributions
                                                Investing      omitted)       ($000's omitted)
                                                ---------      --------       ----------------

A. U.S. Treasury direct issue                                 $              $
                                                 ----------    -----------    -----------

B. U.S. Government agency                                     $              $
                                                 ----------    -----------    -----------
C. State and municipal tax-free                               $              $
                                                 ----------    -----------    -----------
D. Public utility debt                                        $              $
                                                 ----------    -----------    -----------
E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                              $              $
                                                 ----------    -----------    -----------
F. All other corporate intermed & long-
     term debt                                                $              $
                                                 ----------    -----------    -----------
G. All other corporate short-term debt                        $              $
                                                 ----------    -----------    -----------
H. Equity securities of brokers or dealers
      or parents of brokers or dealers                        $              $
                                                 ----------    -----------    -----------
I. Investment company equity securities                       $    -0-       $
                                                 ----------    -----------    -----------
J. All other equity securities                                $              $
                                                 ----------    -----------    -----------
K. Other securities                                           $              $
                                                 ----------    -----------    -----------
L. Total assets of all series of registrant                   $    -0-       $
                                                 ----------    -----------    -----------

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                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending 12/31/97

File number 811-07800

128. [/]Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
        ____________________________________________________  __________________
        [If answer is "N" (No), go to item 131.]                            Y/N



129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _________________________ _______________________________
                                                                            Y/N
        [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) _________ ______________________________
                                                                            Y/N


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) _________ $ __________________________

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

          811- ________   811-________ 811-________ 811-________ 811-________

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                                 SIGNATURE PAGE

For period ending 12/31/97

File number 811-07800

         This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account -- II, in the City of New York, in the State of New York, on the 20th day of February, 1998.

                           New York Life Insurance and Annuity
                           Corporation Variable Universal Life
                           Separate Account -- II

                           By:    /s/ John A. Cullen
                                  -------------------------------------------
                                      John A. Cullen
                                      Vice President and Assistant Controller

Witness:

       /s/ Mindy Schwartzapfel
       -----------------------
         Mindy Schwartzapfel
         Director - Accounting